Liquidated Damages (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liquidated damages payable	$ 583	$ 1,140
Debt Instrument, Increase, Accrued Interest	$ 583	652
Series K Convertible Preferred Stock [Member]
Liquidated damages payable		$ 488